13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.6%
	AEROSPACE & DEFENSE - 7.6%
103,762	Mercury Systems, Inc.(a)	$7,575,664

	AUTOMOTIVE - 6.6%
55,839	Autoliv, Inc.	6,628,089

	BIOTECH & PHARMA - 5.3%
120,335	Exelixis, Inc.(a)	5,274,283

	E-COMMERCE DISCRETIONARY - 4.0%
71,836	Etsy, Inc.(a)	3,982,588

	ELECTRIC UTILITIES - 4.1%
505,000	Kansai Electric Power Company, Inc. (The) - ADR	4,040,000

	FOOD - 3.2%
76,001	Lamb Weston Holdings, Inc.	3,183,682

	GAS & WATER UTILITIES - 5.1%
63,798	Southwest Gas Holdings, Inc.	5,105,116

	HEALTH CARE FACILITIES & SERVICES - 5.7%
28,000	Charles River Laboratories International, Inc.(a)	5,585,440

	INTERNET MEDIA & SERVICES - 4.4%
300,000	TripAdvisor, Inc.(a)	4,368,000

	LEISURE FACILITIES & SERVICES - 2.9%
186,500	Six Flags Entertainment Corporation(a)	2,860,910

	MACHINERY - 4.0%
335,000	Ebara Corporation - ADR	3,936,250

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.7%
47,000	Integer Holdings Corporation(a)	3,686,210

	PUBLISHING & BROADCASTING - 6.4%
458,338	Pearson plc - ADR	6,435,066

	SOFTWARE - 18.2%
90,000	BILL Holdings, Inc.(a)	4,908,600
60,755	Twilio, Inc., Class A(a)	8,641,790
52,000	Workiva, Inc.(a)	4,485,000
		18,035,390
	TECHNOLOGY HARDWARE - 7.0%
201,750	ViaSat, Inc.(a)	6,952,305

	TECHNOLOGY SERVICES - 4.4%
29,350	WEX, Inc.(a)	4,372,563

	TOTAL COMMON STOCKS (Cost $71,169,476)	92,021,556

	ESCROW SHARES — 0.0%(b)
81,753	Pershing Square Sparc Holdings Ltd.(a)(c)(d)	—
327,017	Pershing Square Tontine Holdings Ltd. (a)(c)(d)	—
	TOTAL ESCROW SHARES (Cost $0)	—

	SHORT-TERM INVESTMENT — 7.5%
	MONEY MARKET FUND - 7.5%
7,490,367	First American Government Obligations Fund, Class X, 3.64%(e) (Cost $7,490,367)	7,490,367

	TOTAL INVESTMENTS - 100.1% (Cost $78,659,843)	$99,511,923
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(89,876)
	NET ASSETS - 100.0%	$99,422,047

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

ADR	- American Depositary Receipt
Ltd.	- Limited Company
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of the security as of December 31, 2025, was $0, representing 0% of net assets.
(d)	Valued using unobservable inputs and fair valued by the adviser. Security is Level 3.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.